CONVERTIBLE NOTES PAYABLE (Details) - USD ($)						1 Months Ended							8 Months Ended	9 Months Ended		12 Months Ended
	Jul. 23, 2019	Feb. 05, 2019	Jan. 18, 2019	Apr. 04, 2018	Jan. 03, 2018	Jan. 31, 2018	Jan. 31, 2018	Dec. 28, 2017	Dec. 28, 2017	Dec. 28, 2017	Dec. 28, 2017	Sep. 19, 2017	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017	Sep. 21, 2018
Short-term Debt [Line Items]
Proceeds from Convertible Debt													$ 962,500	$ 380,000	$ 964,120	$ 964,120	$ 1,015,000
Debt Instrument, Convertible, Beneficial Conversion Feature																122,615
Amortization of Debt Discount (Premium)														12,342	$ 77,889	77,889	44,726
Debt Instrument, Face Amount						$ 9,700,000	$ 9,700,000	$ 5,000,000	$ 5,000,000	$ 5,000,000	$ 5,000,000
Proceeds from Issuance of Debt						47,000	4,700,000	$ 50,000		$ 5,000,000							50,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																$ 5,687,630
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Private Offering, Maximum				$ 1,500,000								$ 1,100,000		$ 500,000			$ 1,000,000
Proceeds from Convertible Debt	$ 150,000	$ 130,000	$ 100,000
Debt Instrument, Interest Rate, Stated Percentage														10.00%			8.00%
Debt Instrument, Maturity Date, Description														mature on the earlier of one year from the date of issuance or the consummation of an equity or equity-linked round of financing of the Company in excess of $1,000,000 (“Qualified Financing”) or other event pursuant to which conversion shares are to be issued pursuant to the terms of the note.
Debt Instrument, Convertible, Terms of Conversion Feature														The notes are convertible into common stock of the Company following events on the following terms: with no action on the part of the note holder upon the consummation of a Qualified Financing, the debt will be converted to new round stock based on the product of the outstanding principal and accrued interest multiplied by 1.35, then divided by the accrual per share price of the new round common stock. If a change of control occurs or if the Company completes a firmly underwritten public offering of its common stock prior to the Qualified Financing the notes would, at the election of the holders of a majority of the outstanding principal of the notes, be either payable on demand as of the closing of such change of control or Initial Public Offering (‘IPO”) or convertible into shares of common stock immediately prior to such change of control transaction or IPO transaction at a price per share equal to the lesser of the per share value of the common stock as determined by the Company’s Board of Directors or the per share consideration to be received by the holders of the common stock in such change of control or IPO transaction. Based on the terms of the conversion, the holders may receive a discount, and the notes are considered to have a contingent beneficial conversion feature. If conversion of the debt occurs, the Company will recognize an expense related to the intrinsic value.
Debt Instrument, Increase, Accrued Interest														$ 18,545
Convertible Notes Payable														380,000			$ 1,087,500
Debt Instrument, Convertible, Beneficial Conversion Feature														18,400
Amortization of Debt Discount (Premium)														$ 6,058
Debt Instrument, Face Amount						$ 9,700,000	$ 9,700,000										$ 108,750,000	$ 2,147,000
Debt Instrument, Term																	1 year
Interest Payable																	$ 50,389	$ 128,050
Proceeds from Issuance of Debt					$ 4,700,000				$ 50,000		$ 5,000,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)																	$ 0.40